Quarterly Report
April 30, 2025
MFS®  Emerging Markets
Debt Fund
EMD-Q3

Portfolio of Investments
4/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 95.5%
Albania – 0.5%
Republic of Albania, 5.9%, 6/09/2028	EUR	13,773,000	$16,325,157
Republic of Albania, 4.75%, 2/14/2035 (n)		18,655,000	20,140,863
			$36,466,020
Angola – 1.2%
Azule Energy Finance PLC, 8.125%, 1/23/2030 (n)		$7,027,000	$6,774,028
Republic of Angola, 8.75%, 4/14/2032 (n)		23,482,000	18,419,281
Republic of Angola, 9.375%, 5/08/2048		15,746,000	11,035,426
Republic of Angola, 9.125%, 11/26/2049		66,782,000	45,530,632
			$81,759,367
Argentina – 2.5%
Republic of Argentina, 4.125%, 7/09/2035		$87,921,000	$58,633,091
Republic of Argentina, 5%, 1/09/2038		70,404,000	49,017,859
Republic of Argentina, 3.5%, 7/09/2041		116,245,000	70,155,558
			$177,806,508
Azerbaijan – 0.8%
Republic of Azerbaijan, 3.5%, 9/01/2032		$32,821,000	$28,652,733
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		25,270,000	25,522,700
			$54,175,433
Benin – 0.4%
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	$13,764,933
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,439,376
Republic of Benin, 8.375%, 1/23/2041 (n)		10,873,000	9,937,922
			$25,142,231
Bermuda – 0.8%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$14,601,245
Government of Bermuda, 2.375%, 8/20/2030		10,233,000	8,879,980
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	15,624,815
Government of Bermuda, 5%, 7/15/2032		2,100,000	2,064,694
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,226,384
Government of Bermuda, 3.375%, 8/20/2050		3,600,000	2,377,614
			$53,774,732
Brazil – 2.0%
Ambipar Lux S.à r.l., 10.875%, 2/05/2033 (n)		$11,424,000	$11,160,106
Arcos Dorados B.V., 6.375%, 1/29/2032 (n)		19,003,000	19,335,932
Federative Republic of Brazil, 10%, 1/01/2029	BRL	85,952,000	13,672,546
Federative Republic of Brazil, 7.125%, 5/13/2054		$6,580,000	6,233,033
Itau Unibanco Holding S.A. of Cayman Islands, 6%, 2/27/2030 (n)		19,789,000	20,255,031
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,586,509	8,183,371
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		9,591,290	7,414,067
Raizen Fuels Finance S.A., 6.95%, 3/05/2054 (n)		16,041,000	15,165,858
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		25,892,208	24,369,081
Sitios Latinoamerica, S.A.B. de C.V., 6%, 11/25/2029 (n)		13,760,000	13,806,096
			$139,595,121

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Bulgaria – 0.9%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	23,817,000	$25,337,439
Republic of Bulgaria, 5%, 3/05/2037		$25,016,000	24,199,599
Republic of Bulgaria, 4.125%, 5/07/2038 (w)	EUR	12,315,000	13,761,593
			$63,298,631
Canada – 0.1%
Capstone Copper Corp., 6.75%, 3/31/2033 (n)		$10,700,000	$10,513,379
Chile – 4.2%
AES Andes S.A., 6.25%, 3/14/2032 (n)		$10,688,000	$10,685,925
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		9,776,000	9,961,734
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,185,574	8,959,272
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		16,474,682	12,112,779
Antofagasta PLC, 6.25%, 5/02/2034 (n)		3,250,000	3,299,143
Chile Electricity Lux MPC II S.à r.l., 6.01%, 1/20/2033 (n)		9,755,700	10,053,249
Chile Electricity Lux MPC II S.à r.l., 5.58%, 10/20/2035 (n)		14,008,624	13,914,066
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		7,679,940	7,914,178
Chile Electricity Lux MPC S.à r.l., 5.672%, 10/20/2035 (n)		16,968,000	16,995,789
Chile Electricity PEC S.p.A., 0%, 1/25/2028		8,002,791	6,930,417
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034 (n)		26,903,000	27,304,950
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034		1,900,000	1,928,387
Codelco, Inc. (Republic of Chile), 6.33%, 1/13/2035 (n)		16,439,000	17,016,009
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		8,947,000	9,270,321
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		10,096,000	8,901,545
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		3,096,000	2,729,713
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	16,151,263
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,277,000	14,566,395
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		18,987,000	19,171,820
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		8,958,000	9,236,648
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	11,674,945
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,311,969
Republic of Chile, 2.55%, 7/27/2033		17,826,000	14,903,427
Republic of Chile, 5.65%, 1/13/2037		33,857,000	34,615,778
Republic of Chile, 5.33%, 1/05/2054		4,713,000	4,378,990
			$294,988,712
China – 1.3%
CFMAC II Co. Ltd. (People's Republic of China), 4.5%, 5/29/2029		$6,111,000	$5,855,805
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 4.25%, 11/07/2027		20,007,000	19,439,601
Huarong Finance II Co. Ltd. (People’s Republic of China), 4.625%, 6/03/2026		7,424,000	7,354,066
Meituan, 4.625%, 10/02/2029 (n)		18,192,000	18,093,120
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		23,429,000	22,603,506
Melco Resorts Finance Ltd., 7.625%, 4/17/2032		700,000	675,336
Prosus N.V., 3.061%, 7/13/2031 (n)		16,680,000	14,399,477
			$88,420,911
Colombia – 2.2%
Aris Mining Corp., 8%, 10/31/2029 (n)		$11,001,000	$11,083,212
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		7,710,000	7,480,810
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		9,938,000	8,542,805
Republic of Colombia, 7.375%, 4/25/2030		14,077,000	14,276,195
Republic of Colombia, 3.125%, 4/15/2031		18,378,000	14,773,918
Republic of Colombia, 3.25%, 4/22/2032		14,819,000	11,417,345
Republic of Colombia, 8.5%, 4/25/2035		13,663,000	13,877,766
Republic of Colombia, 8%, 11/14/2035		16,791,000	16,464,594

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Colombia – continued
Republic of Colombia, 7.75%, 11/07/2036		$16,437,000	$15,657,194
Republic of Colombia, 5.2%, 5/15/2049		8,218,000	5,304,824
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		21,373,000	19,659,343
Termocandelaria Power S.A., 7.75%, 9/17/2031 (n)		17,035,000	16,953,062
			$155,491,068
Costa Rica – 1.9%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$9,950,071
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		1,200,000	1,272,252
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		29,172,000	29,813,784
Republic of Costa Rica, 6.55%, 4/03/2034		4,863,000	4,969,986
Republic of Costa Rica, 7%, 4/04/2044		17,057,000	17,099,643
Republic of Costa Rica, 7.158%, 3/12/2045		11,327,000	11,536,964
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	45,450,198
Republic of Costa Rica, 7.3%, 11/13/2054		14,359,000	14,609,464
			$134,702,362
Cote d'Ivoire – 0.9%
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$17,377,000	$16,399,544
Republic of Cote d'Ivoire, 8.075%, 4/01/2036 (n)		16,033,000	14,820,038
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		26,217,000	24,072,921
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		2,022,000	1,856,637
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	8,869,000	8,173,439
			$65,322,579
Croatia – 0.2%
Republic of Croatia, 3.25%, 2/11/2037	EUR	13,613,000	$15,146,394
Czech Republic – 1.8%
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	6,995,000	$7,860,673
CEZ A.S. (Czech Republic), 4.125%, 9/05/2031		6,691,000	7,689,561
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032		13,195,000	15,173,318
Czech Republic, 2.75%, 7/23/2029	CZK	623,200,000	27,521,386
Czech Republic, 5%, 9/30/2030		419,790,000	20,326,099
Czech Republic, 2%, 10/13/2033		258,450,000	10,108,742
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	4,891,000	5,201,787
EP Infrastructure A.S., 1.816%, 3/02/2031		9,884,000	9,798,286
EPH Financing International A.S., 6.651%, 11/13/2028		12,475,000	15,191,993
EPH Financing International A.S., 5.875%, 11/30/2029		6,458,000	7,715,356
			$126,587,201
Dominican Republic – 2.7%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,976,000	$14,194,305
Dominican Republic, 5.5%, 2/22/2029 (n)		11,357,000	11,183,806
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	6,857,113
Dominican Republic, 4.5%, 1/30/2030		500,000	464,700
Dominican Republic, 7.05%, 2/03/2031 (n)		24,234,000	24,940,421
Dominican Republic, 7.05%, 2/03/2031		1,300,000	1,337,895
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	24,220,321
Dominican Republic, 4.875%, 9/23/2032		50,548,000	45,328,919
Dominican Republic, 6%, 2/22/2033		10,861,000	10,473,262
Dominican Republic, 6.6%, 6/01/2036 (n)		20,389,000	19,999,570
Dominican Republic, 6.6%, 6/01/2036		900,000	882,810
Dominican Republic, 6.95%, 3/15/2037 (n)		16,780,000	16,659,184
Dominican Republic, 5.3%, 1/21/2041		13,200,000	10,957,980
			$187,500,286

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ecuador – 1.1%
Republic of Ecuador, 3.5%, 7/31/2035		$73,946,772	$44,316,983
Republic of Ecuador, 2.5%, 7/31/2040		57,833,000	30,152,970
			$74,469,953
Egypt – 1.4%
Arab Republic of Egypt, 5.875%, 2/16/2031		$37,194,000	$30,220,125
Arab Republic of Egypt, 8.5%, 1/31/2047		52,277,000	37,928,009
Arab Republic of Egypt, 7.903%, 2/21/2048		8,750,000	6,004,915
Arab Republic of Egypt, 8.7%, 3/01/2049		9,051,000	6,667,872
Arab Republic of Egypt, 8.875%, 5/29/2050		8,722,000	6,515,334
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		14,083,000	9,145,556
			$96,481,811
El Salvador – 0.1%
Republic of El Salvador, 8.625%, 2/28/2029		$2,527,000	$2,564,252
Republic of El Salvador, 7.65%, 6/15/2035		1,697,000	1,598,371
Republic of El Salvador, 9.65%, 11/21/2054 (n)		5,955,000	5,901,946
			$10,064,569
Ghana – 0.8%
Kosmos Energy Ltd., 7.5%, 3/01/2028		$7,585,000	$6,445,853
Kosmos Energy Ltd., 8.75%, 10/01/2031		7,460,000	6,013,733
Republic of Ghana, 5%, 7/03/2029 (n)		13,296,272	11,349,033
Republic of Ghana, 5%, 7/03/2035 (n)		47,666,203	32,413,018
			$56,221,637
Guatemala – 1.9%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$12,214,672
Central American Bottling Corp., 5.25%, 4/27/2029		10,351,000	9,905,521
Energuate Trust, 5.875%, 5/03/2027		15,360,000	15,091,200
Republic of Guatemala, 5.25%, 8/10/2029 (n)		2,725,000	2,680,678
Republic of Guatemala, 5.25%, 8/10/2029		2,400,000	2,360,964
Republic of Guatemala, 6.05%, 8/06/2031 (n)		24,382,000	24,239,593
Republic of Guatemala, 6.05%, 8/06/2031 (n)		200,000	198,832
Republic of Guatemala, 3.7%, 10/07/2033		25,718,000	21,301,244
Republic of Guatemala, 6.6%, 6/13/2036		15,848,000	15,828,441
Republic of Guatemala, 6.55%, 2/06/2037 (n)		24,332,000	24,163,320
Republic of Guatemala, 6.55%, 2/06/2037		5,283,000	5,246,376
			$133,230,841
Hungary – 2.4%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$12,181,000	$12,522,251
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		14,288,000	14,543,284
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	17,900,000	19,011,459
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$17,144,000	17,509,904
OTP Bank Nyrt., 7.3% to 7/30/2030, FLR (CMT - 5yr. + 2.861%) to 7/30/2035		13,701,000	13,770,015
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,197,701
Republic of Hungary, 6.125%, 5/22/2028		500,000	514,332
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,464,523
Republic of Hungary, 6.25%, 9/22/2032 (n)		8,872,000	9,144,991
Republic of Hungary, 6.25%, 9/22/2032		500,000	515,385
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	27,864,174
Republic of Hungary, 5.5%, 6/16/2034		2,200,000	2,121,295
Republic of Hungary, 5.5%, 3/26/2036 (n)		22,486,000	21,244,548
Republic of Hungary, 5.5%, 3/26/2036		9,120,000	8,616,485

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Hungary – continued
Republic of Hungary, 6.75%, 9/25/2052 (n)		$5,061,000	$5,073,652
			$171,113,999
India – 5.5%
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$16,610,000	$14,365,348
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		8,000,000	6,549,182
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		10,387,000	9,429,163
Adani Transmission Ltd., 4%, 8/03/2026		6,220,000	5,987,970
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		11,058,425	9,184,516
Adani Transmission Ltd., 4.25%, 5/21/2036		12,396,050	10,295,474
Biocon Biologics Global PLC, 6.67%, 10/09/2029 (n)		18,277,000	16,477,220
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	24,859,921
Export-Import Bank of India, 2.25%, 1/13/2031		5,240,000	4,524,695
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		21,990,000	22,374,122
Export-Import Bank of India, 5.5%, 1/18/2033		700,000	712,228
Export-Import Bank of India, 5.5%, 1/13/2035 (n)		25,144,000	25,329,658
IIFL Finance Ltd., 8.75%, 7/24/2028 (n)		13,447,000	12,774,650
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	17,833,196
Indian Railway Finance Corp., 2.8%, 2/10/2031		11,493,000	10,255,025
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		17,616,000	17,242,170
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		12,204,888	10,844,332
JSW Infrastructure Ltd., 4.95%, 1/21/2029 (n)		3,078,000	2,939,457
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		24,564,000	24,408,997
Muthoot Finance Ltd., 7.125%, 2/14/2028		800,000	794,952
Muthoot Finance Ltd., 6.375%, 4/23/2029 (n)		8,637,000	8,354,097
REC Ltd. (Republic of India), 4.75%, 9/27/2029 (n)		19,337,000	19,149,728
ReNew Power, 4.5%, 7/14/2028		11,247,000	10,423,958
Republic of India, 7.18%, 8/14/2033	INR	913,280,000	11,337,995
Republic of India, 7.1%, 4/08/2034		4,241,780,000	52,477,899
Shriram Finance Ltd., 6.15%, 4/03/2028 (n)		$13,233,000	13,004,379
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)		12,300,000	12,235,956
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027		1,600,000	1,591,669
Varanasi Aurangabad Nh-2 Tollway Private Ltd., 5.9%, 2/28/2034 (n)		10,789,000	10,913,033
			$386,670,990
Indonesia – 1.7%
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		$5,756,000	$5,231,019
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030		700,000	636,156
PT Cikarang Listrindo Tbk, 5.65%, 3/12/2035 (n)		8,131,000	8,100,832
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		15,269,000	13,843,429
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		8,933,000	8,053,376
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,081,809
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,239,739
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)		13,568,464	13,195,327
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031		691,110	673,220
Republic of Indonesia, 3.55%, 3/31/2032		11,722,000	10,763,736
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,912,923
Republic of Indonesia, 4.65%, 9/20/2032		8,670,000	8,473,724
Republic of Indonesia, 4.85%, 1/11/2033		19,004,000	18,775,254
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		8,283,134	8,283,275
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		6,953,836	6,953,954
			$117,217,773

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Jamaica – 0.2%
Government of Jamaica, 7.875%, 7/28/2045		$4,547,000	$5,088,816
Kingston Airport Revenue Finance, 6.75%, 12/15/2036 (n)		9,725,000	9,613,163
			$14,701,979
Jordan – 0.2%
Hashemite Kingdom of Jordan, 5.85%, 7/07/2030		$7,674,000	$7,069,443
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		7,874,000	6,607,270
			$13,676,713
Kazakhstan – 2.5%
Baiterek National Managing Holding JSC (Republic of Kazakhstan), 5.45%, 5/08/2028 (n)(w)		$15,026,000	$14,960,432
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		18,101,000	18,185,879
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027		1,300,000	1,306,096
Development Bank of Kazakhstan JSC, 5.25%, 10/23/2029 (n)		10,587,000	10,476,281
Development Bank of Kazakhstan JSC, 5.625%, 4/07/2030 (n)		13,915,000	13,778,427
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,329,000	3,648,216
ForteBank JSC, 7.75%, 2/04/2030 (n)		14,824,000	14,474,242
JSC Kaspi, 6.25%, 3/26/2030 (n)		25,039,000	24,479,378
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		7,720,000	6,395,595
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		15,081,000	12,627,864
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		15,325,000	13,607,987
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		7,127,000	6,858,184
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		21,273,000	20,858,708
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		16,205,000	14,125,866
			$175,783,155
Kenya – 0.1%
Republic of Kenya, 9.5%, 3/05/2036 (n)		$10,533,000	$9,240,517
Kuwait – 0.4%
KFH Sukuk Co. (State of Kuwait), 5.376%, 1/14/2030		$4,290,000	$4,386,568
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		12,571,000	12,043,357
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		13,454,000	13,790,350
			$30,220,275
Luxembourg – 0.3%
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	16,287,000	$18,914,311
Macau – 0.4%
Sands China Ltd., 3.25%, 8/08/2031		$9,063,000	$7,724,585
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		11,237,000	10,725,763
Wynn Macau Ltd., 5.125%, 12/15/2029		7,534,000	6,955,615
			$25,405,963
Malaysia – 1.8%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,829,000	$13,369,411
PETRONAS Capital Ltd. (Federation of Malaysia), 4.95%, 1/03/2031 (n)		41,741,000	42,354,360
PETRONAS Capital Ltd. (Federation of Malaysia), 5.34%, 4/03/2035 (n)		42,111,000	42,781,177
PETRONAS Capital Ltd. (Federation of Malaysia), 5.848%, 4/03/2055 (n)		26,736,000	26,581,126
			$125,086,074
Mexico – 4.6%
Banco Nacional de Comercio Exterior, S.N.C. (United Mexican States) , 5.875%, 5/07/2030 (n)(w)		$10,815,000	$10,766,549
Banco Santander Mexico S.A., 5.621%, 12/10/2029 (n)		10,560,000	10,692,000
BBVA Bancomer S.A. (Texas), 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		12,140,000	12,606,111
BBVA Bancomer S.A. (Texas), 8.45%, 6/29/2038		1,300,000	1,349,913

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mexico – continued
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		$7,287,000	$7,424,877
BBVA Mexico S.A., 7.625%, 2/11/2035 (n)		11,107,000	11,162,535
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		7,474,000	7,291,452
Gruma S.A.B. de C.V., 5.39%, 12/09/2034 (n)		16,846,000	16,643,848
Gruma S.A.B. de C.V., 5.761%, 12/09/2054 (n)		9,160,000	8,518,800
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,039,727
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,416,000	9,542,788
Petroleos Mexicanos, 6.49%, 1/23/2027		11,215,000	10,958,240
Petroleos Mexicanos, 8.75%, 6/02/2029		7,565,000	7,439,859
Petroleos Mexicanos, 6.84%, 1/23/2030		8,038,000	7,159,727
Petroleos Mexicanos, 5.95%, 1/28/2031		31,854,000	26,354,850
Petroleos Mexicanos, 6.7%, 2/16/2032		22,804,000	19,546,696
Petroleos Mexicanos, 6.75%, 9/21/2047		14,235,000	9,560,581
Petroleos Mexicanos, 7.69%, 1/23/2050		34,225,000	24,970,527
Saavi Energia S.à r.l., 8.875%, 2/10/2035 (n)		17,741,000	17,829,705
United Mexican States, 6%, 5/07/2036		10,517,000	10,017,106
United Mexican States, 6.875%, 5/13/2037		33,158,000	33,479,008
United Mexican States, 6.338%, 5/04/2053		27,309,000	23,958,950
United Mexican States, 6.4%, 5/07/2054		14,063,000	12,438,273
United Mexican States, 7.375%, 5/13/2055		16,198,000	16,034,076
			$322,786,198
Montenegro – 0.3%
Republic of Montenegro, 7.25%, 3/12/2031		$4,557,000	$4,589,469
Republic of Montenegro, 4.875%, 4/01/2032 (n)	EUR	13,310,000	14,617,076
			$19,206,545
Morocco – 2.4%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$3,413,000	$3,468,803
Kingdom of Morocco, 5.95%, 3/08/2028		2,100,000	2,134,335
Kingdom of Morocco, 3%, 12/15/2032		14,906,000	12,290,608
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		17,790,000	18,389,523
Kingdom of Morocco, 6.5%, 9/08/2033		700,000	723,590
Kingdom of Morocco, 4.75%, 4/02/2035 (n)	EUR	33,693,000	37,890,831
OCP S.A. (Kingdom of Morocco), 6.1%, 4/30/2030 (n)		$13,660,000	13,668,902
OCP S.A. (Kingdom of Morocco), 6.7%, 3/01/2036 (n)		17,264,000	17,089,288
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)		19,968,000	20,157,696
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051		19,190,000	14,056,675
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)		25,059,000	24,620,468
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054		700,000	687,750
			$165,178,469
Nigeria – 1.1%
Federal Republic of Nigeria, 9.625%, 6/09/2031 (n)		$6,877,000	$6,473,320
Federal Republic of Nigeria, 7.875%, 2/16/2032		7,487,000	6,485,988
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)		3,825,000	3,128,276
Federal Republic of Nigeria, 7.375%, 9/28/2033		39,249,000	32,099,795
Federal Republic of Nigeria, 7.696%, 2/23/2038		33,749,000	26,229,723
			$74,417,102
Oman – 2.3%
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)		$6,128,000	$6,143,871
Sultanate of Oman, 6.5%, 3/08/2047		32,737,000	32,480,211
Sultanate of Oman, 6.75%, 1/17/2048		72,840,000	73,621,719
Sultanate of Oman, 7%, 1/25/2051		49,450,000	51,441,055
			$163,686,856

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Pakistan – 0.6%
Islamic Republic of Pakistan, 6.875%, 12/05/2027		$29,360,000	$25,778,080
Islamic Republic of Pakistan, 7.375%, 4/08/2031		18,585,000	14,648,381
			$40,426,461
Panama – 0.9%
Panama Canal Railway Co., 7%, 11/01/2026		$1,342,422	$1,374,640
Panama Canal Railway Co., 7%, 11/01/2026 (n)		266,430	272,824
Republic of Panama, 2.252%, 9/29/2032		22,120,000	16,146,524
Republic of Panama, 8%, 3/01/2038		26,096,000	27,011,304
Republic of Panama, 3.87%, 7/23/2060		16,751,000	9,042,866
Republic of Panama, 4.5%, 1/19/2063		18,446,000	11,214,928
			$65,063,086
Paraguay – 2.1%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)		$6,079,000	$5,974,829
Republic of Paraguay, 4.95%, 4/28/2031		13,116,000	12,906,256
Republic of Paraguay, 3.849%, 6/28/2033		24,374,000	21,875,665
Republic of Paraguay, 5.6%, 3/13/2048		33,211,000	29,106,785
Republic of Paraguay, 5.4%, 3/30/2050		68,284,000	57,956,045
Republic of Paraguay, 6.65%, 3/04/2055 (n)		14,418,000	14,255,797
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		5,330,000	5,287,413
			$147,362,790
Peru – 2.2%
Banco De Credito del Peru, 6.45%, 7/30/2035 (n)		$19,476,000	$19,431,205
Compania de Minas Buenaventura S.A.A., 6.8%, 2/04/2032 (n)		6,883,000	6,831,446
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		20,118,000	20,582,424
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029		700,000	716,160
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.5%, 5/06/2030 (n)(w)		9,924,000	9,948,415
Kallpa Generacion S.A., 5.875%, 1/30/2032 (n)		18,021,000	18,264,284
Peru LNG, 5.375%, 3/22/2030		7,623,943	6,894,073
Republic of Peru, 6.95%, 8/12/2031	PEN	46,743,000	13,846,214
Republic of Peru, 5.375%, 2/08/2035		$16,084,000	15,835,684
Republic of Peru, 5.875%, 8/08/2054		19,636,000	18,595,292
San Miguel Industrias PET S.A., 3.75%, 8/02/2028 (n)		23,789,000	21,826,408
San Miguel Industrias PET S.A., 3.75%, 8/02/2028		700,000	642,250
			$153,413,855
Philippines – 0.8%
Republic of Philippines, 6.375%, 7/27/2030	PHP	691,520,000	$12,624,098
Republic of Philippines, 8%, 7/19/2031		546,315,000	10,764,476
Republic of Philippines, 3.556%, 9/29/2032		$7,354,000	6,735,328
Republic of Philippines, 5.609%, 4/13/2033		8,598,000	8,930,571
Republic of Philippines, 1.2%, 4/28/2033	EUR	7,255,000	6,801,082
Republic of Philippines, 5%, 7/17/2033		$5,959,000	5,955,238
Republic of Philippines, 1.75%, 4/28/2041	EUR	4,838,000	3,870,766
			$55,681,559
Poland – 3.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 3.25%, 3/18/2030	EUR	17,139,000	$19,677,827
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$9,601,000	9,663,752
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		14,258,000	14,572,674
Bank Gospodarstwa Krajowego (Republic of Poland), 3.875%, 3/13/2035	EUR	6,757,000	7,627,420
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		$10,585,000	10,569,948
Bank Hospodarates Krajowego (Republic of Poland), 4.25%, 3/18/2037	EUR	21,753,000	24,787,393
Orlen S.A., 6%, 1/30/2035 (n)		$20,056,000	20,267,034

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Poland – continued
Republic of Poland, 4.625%, 3/18/2029		$12,948,000	$13,089,846
Republic of Poland, 4.875%, 2/12/2030		24,497,000	24,976,096
Republic of Poland, 5.125%, 9/18/2034		11,187,000	11,158,334
Republic of Poland, 5%, 10/25/2034	PLN	115,667,000	30,134,342
Republic of Poland, 3.625%, 1/16/2035	EUR	12,055,000	13,864,838
Republic of Poland, 5.375%, 2/12/2035		$35,576,000	35,947,633
Republic of Poland, 5.5%, 3/18/2054		15,058,000	13,995,991
			$250,333,128
Qatar – 0.5%
CBQ Finance Ltd., 5.375%, 3/28/2029		$10,680,000	$10,919,980
Ooredoo International Finance Ltd. (State of Qatar), 4.625%, 10/10/2034 (n)		13,959,000	13,698,734
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		11,978,000	11,620,960
			$36,239,674
Romania – 1.9%
Republic of Romania, 5.25%, 11/25/2027 (n)		$16,934,000	$16,793,636
Republic of Romania, 6.625%, 2/17/2028 (n)		10,044,000	10,275,774
Republic of Romania, 5.875%, 1/30/2029 (n)		11,260,000	11,155,113
Republic of Romania, 5.875%, 1/30/2029		700,000	693,480
Republic of Romania, 3.625%, 3/27/2032		12,586,000	10,442,948
Republic of Romania, 7.125%, 1/17/2033 (n)		10,940,000	11,045,965
Republic of Romania, 7.125%, 1/17/2033		18,024,000	18,198,580
Republic of Romania, 6.375%, 1/30/2034 (n)		10,284,000	9,741,416
Republic of Romania, 6%, 5/25/2034 (n)		15,160,000	14,005,315
Republic of Romania, 5.75%, 3/24/2035		15,296,000	13,555,621
Republic of Romania, 7.5%, 2/10/2037 (n)		14,430,000	14,359,293
			$130,267,141
Saudi Arabia – 3.2%
BSF Finance, 5.5%, 11/23/2027		$11,422,000	$11,619,304
Kingdom of Saudi Arabia, 5.625%, 1/13/2035 (n)		10,031,000	10,380,039
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		40,629,000	33,287,340
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		14,710,000	9,197,854
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		17,476,000	14,816,327
Kingdom of Saudi Arabia, 5%, 1/18/2053		14,821,000	12,565,392
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		7,979,000	5,384,293
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.25%, 2/13/2030 (n)		29,282,000	29,756,105
Ma'aden Sukuk Ltd. (Saudi Arabia), 5.5%, 2/13/2035 (n)		13,934,000	14,165,569
Saudi Arabian Oil Co., 3.5%, 4/16/2029		7,781,000	7,452,719
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		13,862,000	13,966,797
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		7,430,000	6,902,470
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		7,446,000	6,855,085
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		33,770,000	27,299,668
Saudi Electricity Sukuk Programme Co., 5.225%, 2/18/2030		17,452,000	17,661,424
			$221,310,386
Serbia – 1.2%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,636,000	$12,955,708
Republic of Serbia, 6.25%, 5/26/2028		4,000,000	4,101,205
Republic of Serbia, 2.125%, 12/01/2030		12,912,000	10,772,440
Republic of Serbia, 1.65%, 3/03/2033	EUR	15,464,000	13,909,147
Republic of Serbia, 6%, 6/12/2034 (n)		$18,140,000	17,912,153
Republic of Serbia, 6%, 6/12/2034		3,211,000	3,170,668
Telecommunications Co. (Republic of Serbia), 7%, 10/28/2029 (n)		18,427,000	18,267,349
			$81,088,670

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Singapore – 0.6%
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		$10,430,000	$10,404,343
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	17,486,795
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		700,000	673,717
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,189,234
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032		1,000,000	980,918
			$38,735,007
Slovakia – 0.3%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	19,412,000	$21,025,670
Slovenia – 0.2%
United Group B.V., 6.5%, 10/31/2031 (n)	EUR	10,157,000	$11,736,490
South Africa – 1.8%
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		$12,354,000	$12,184,503
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,560,024	5,163,441
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	198,900
Republic of South Africa, 7.1%, 11/19/2036 (n)		30,796,000	29,353,653
Republic of South Africa, 5.75%, 9/30/2049		14,206,000	10,175,545
Republic of South Africa, 7.3%, 4/20/2052		42,218,000	36,207,212
Republic of South Africa, 7.95%, 11/19/2054 (n)		25,481,000	23,280,181
Sasol Financing (USA) LLC, 5.5%, 3/18/2031		15,875,000	12,288,780
			$128,852,215
Sri Lanka – 0.6%
Republic of Sri Lanka, 4%, 4/15/2028 (n)		$3,683,554	$3,397,561
Republic of Sri Lanka, 3.1%, 1/15/2030 (n)		4,339,176	3,493,037
Republic of Sri Lanka, 3.35%, 3/15/2033 (n)		26,522,898	18,367,107
Republic of Sri Lanka, 3.6%, 6/15/2035 (n)		5,747,032	3,706,433
Republic of Sri Lanka, 3.6%, 5/15/2036 (n)		12,077,609	8,393,938
Republic of Sri Lanka, 3.6%, 2/15/2038 (n)		7,380,500	5,166,350
			$42,524,426
Thailand – 0.8%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$7,013,000	$7,132,240
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		30,912,000	28,473,949
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)		10,508,000	10,742,318
Export-Import Bank of Thailand, 5.354%, 5/16/2029		9,999,000	10,248,443
			$56,596,950
Turkey – 3.3%
Hazine Mustesarligi Varlik Kiralama A.S. (Republic of Turkey), 6.5%, 4/26/2030 (n)		$13,850,000	$13,728,397
Republic of Turkey, 5.125%, 2/17/2028		6,956,000	6,713,013
Republic of Turkey, 8.509%, 1/14/2029 (n)		13,629,000	14,429,404
Republic of Turkey, 5.25%, 3/13/2030		30,868,000	28,514,778
Republic of Turkey, 5.95%, 1/15/2031		23,897,000	22,292,364
Republic of Turkey, 5.875%, 6/26/2031		44,390,000	41,019,245
Republic of Turkey, 6.5%, 1/03/2035		26,054,000	23,841,248
Republic of Turkey, 6%, 1/14/2041		8,547,000	6,803,309
Republic of Turkey, 5.75%, 5/11/2047		42,553,000	30,745,649
T.C. Ziraat Bankasi A.S., 7.25%, 2/04/2030 (n)		13,890,000	13,669,844
Turkcell Iletisim Hizmetleri A.S., 7.65%, 1/24/2032 (n)		6,760,000	6,762,461
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		9,289,000	9,363,869
Turkiye Vakiflar Bankasi T.A.O., 6.875%, 1/07/2030 (n)		15,303,000	14,873,574
			$232,757,155

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ukraine – 0.8%
Government of Ukraine, 0%, 2/01/2034 (n)		$47,816,067	$17,931,025
Government of Ukraine, 1.75%, 2/01/2035 (n)		16,371,030	7,972,692
Government of Ukraine, 1.75%, 2/01/2036 (n)		24,382,527	11,727,995
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)		24,287,000	17,000,900
			$54,632,612
United Arab Emirates – 3.1%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		$21,488,000	$19,025,798
Abu Dhabi Developmental Holding Co. PJSC, 5.375%, 5/08/2029 (n)		6,940,000	7,147,020
Abu Dhabi Developmental Holding Co. PJSC, 4.5%, 5/06/2030 (n)(w)		15,121,000	15,044,639
Abu Dhabi Developmental Holding Co. PJSC, 4.375%, 10/02/2031 (n)		14,205,000	13,964,083
Abu Dhabi Developmental Holding Co. PJSC, 5.5%, 5/08/2034 (n)		24,398,000	25,332,980
Abu Dhabi Developmental Holding Co. PJSC, 5%, 5/06/2035 (n)(w)		20,435,000	20,307,281
Abu Dhabi Developmental Holding Co. PJSC, 5.25%, 10/02/2054 (n)		15,309,000	13,985,690
Abu Dhabi National Energy Co. PJSC, 4.75%, 3/09/2037 (n)		11,260,000	10,767,375
Aldar Properties PJSC, 6.622% to 4/15/2032, FLR (CMT - 5yr. + 2.042%) to 4/15/2035, FLR (CMT - 5yr. + 3.042%) to 4/15/2055		13,932,000	13,963,779
DP World Crescent Ltd. (United Arab Emirates), 5.5%, 5/08/2035 (n)(w)		26,444,000	26,177,974
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		1,430,000	1,337,050
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		2,400,000	2,244,000
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		14,569,000	15,022,460
First Abu Dhabi Bank PJSC, 5.804% to 1/16/2030, FLR (CMT - 5yr. + 1.55%) to 1/16/2035		7,112,000	7,227,641
National Central Cooling Co., 5.279%, 3/05/2030		16,815,000	17,102,483
National Central Cooling Co. PJSC (United Arab Emirates), 2.5%, 10/21/2027		6,892,000	6,523,175
			$215,173,428
United Kingdom – 0.2%
ContourGlobal Power Holdings S.A., 6.75%, 2/28/2030 (n)		$14,637,000	$14,811,357
United States – 6.2%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		$17,513,000	$15,844,801
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		30,977,000	28,107,997
U.S. Treasury Bonds, 2.5%, 2/15/2046		89,151,600	62,413,084
U.S. Treasury Notes, 3.875%, 9/30/2029		9,549,000	9,619,872
U.S. Treasury Notes, 2.75%, 8/15/2032		343,075,000	316,821,721
			$432,807,475
Uruguay – 1.0%
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$15,054,000	$15,712,612
Oriental Republic of Uruguay, 5.442%, 2/14/2037		22,045,000	22,436,299
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,989,000	17,565,334
Oriental Republic of Uruguay, 5.25%, 9/10/2060		19,276,997	17,383,418
			$73,097,663
Uzbekistan – 2.6%
JSCB Agrobank (Republic of Uzbekistan), 9.25%, 10/02/2029 (n)		$17,750,000	$18,327,813
National Bank of Uzbekistan, 4.85%, 10/21/2025		12,812,000	12,703,815
National Bank of Uzbekistan, 8.5%, 7/05/2029		11,129,000	11,354,687
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028 (n)		10,875,000	11,082,730
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.7%, 10/17/2028		600,000	611,461
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031 (n)		15,934,000	16,050,940
Navoi Mining & Metallurgical Co. (Republic of Uzbekistan), 6.95%, 10/17/2031		600,000	604,403
Republic of Uzbekistan, 5.1%, 2/25/2029 (n)	EUR	18,857,000	21,747,362
Republic of Uzbekistan, 3.9%, 10/19/2031		$17,611,000	14,919,969
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)		19,072,000	19,070,093
Republic of Uzbekistan, 6.9%, 2/28/2032		1,300,000	1,299,870

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – continued
Republic of Uzbekistan, 6.947%, 5/25/2032 (n)	$18,002,000	$17,997,566
Uzbek Industrial and Construction Bank, 8.95%, 7/24/2029	700,000	716,100
Uzbek Industrial and Construction Bank ATB (Republic of Uzbekistan), 8.95%, 7/24/2029 (n)	18,284,000	18,704,532
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	13,746,000	12,414,700
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028	700,000	632,205
		$178,238,246
Venezuela – 0.4%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$1,465,080
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	2,507,002
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	29,188,000	4,159,290
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	43,779,000	7,551,877
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)	1,253,000	259,998
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	64,697,500	9,704,625
		$25,647,872
Vietnam – 0.1%
Mong Duong Finance Holdings B.V., 5.125%, 5/07/2029	$7,067,159	$6,785,106
Zambia – 0.6%
First Quantum Minerals Ltd., 8%, 3/01/2033 (n)	$17,608,000	$17,420,982
Republic of Zambia, 5.75%, 6/30/2033	23,654,457	20,539,165
Republic of Zambia, 0.5%, 12/31/2053	7,037,733	4,009,045
		$41,969,192
Total Bonds		$6,671,044,279
Mutual Funds (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 4.36% (v)	344,990,320	$344,990,320

Other Assets, Less Liabilities – (0.4)%		(28,552,841)
Net Assets – 100.0%		$6,987,481,758
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $344,990,320 and $6,671,044,279, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,841,511,467, representing 40.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)

Portfolio of Investments (unaudited) – continued
CZK	Czech Koruna
EUR	Euro
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
TRY	Turkish Lira
Derivative Contracts at 4/30/25
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	126,800,000	USD	21,426,158	Goldman Sachs International	6/02/2025	$758,109
BRL	183,159,000	USD	30,959,712	JPMorgan Chase Bank N.A.	6/02/2025	1,084,832
BRL	109,084,000	USD	18,452,846	Merrill Lynch International	6/02/2025	631,922
EUR	12,774,924	USD	14,030,064	JPMorgan Chase Bank N.A.	7/18/2025	508,759
EUR	11,330,904	USD	12,768,319	Morgan Stanley Capital Services LLC	7/18/2025	127,101
JPY	2,031,275,050	USD	14,039,972	Merrill Lynch International	7/18/2025	289,198
MXN	2,217,175	USD	107,923	JPMorgan Chase Bank N.A.	7/18/2025	4,039
TRY	525,898,973	USD	12,513,955	HSBC Bank	7/18/2025	35,631
USD	10,353,026	CZK	225,685,090	BNP Paribas S.A.	7/18/2025	88,574
USD	6,973,964	CZK	153,048,581	Citibank N.A.	7/18/2025	13,114
USD	430,929	CZK	9,412,876	Goldman Sachs International	7/18/2025	2,819
USD	13,910,711	EUR	12,147,656	JPMorgan Chase Bank N.A.	7/18/2025	85,767
USD	644,238	EUR	560,038	Morgan Stanley Capital Services LLC	7/18/2025	6,873
USD	14,012,747	EUR	12,281,168	State Street Corp.	7/18/2025	35,856
USD	21,895,674	PLN	82,685,354	BNP Paribas S.A.	7/18/2025	60,392
USD	948,021	PLN	3,560,066	Goldman Sachs International	7/18/2025	7,890
USD	7,930,063	PLN	29,958,201	Morgan Stanley Capital Services LLC	7/18/2025	18,798
						$3,759,674
Liability Derivatives
EUR	9,955,360	USD	11,405,396	JPMorgan Chase Bank N.A.	7/18/2025	$(75,450)
EUR	11,755,053	USD	13,433,753	Merrill Lynch International	7/18/2025	(55,620)
EUR	2,894,428	USD	3,307,024	Morgan Stanley Capital Services LLC	7/18/2025	(12,947)
USD	70,313,147	BRL	413,195,208	Deutsche Bank AG	6/02/2025	(1,977,332)
USD	756,970	BRL	4,461,962	JPMorgan Chase Bank N.A.	6/02/2025	(23,671)
USD	21,366,578	CNH	155,299,273	Merrill Lynch International	7/18/2025	(116,051)
USD	39,174,196	CZK	878,089,612	Citibank N.A.	7/18/2025	(762,463)
USD	1,663,838	CZK	36,632,264	Goldman Sachs International	7/18/2025	(2,245)
USD	246,792,001	EUR	217,294,491	Citibank N.A.	7/18/2025	(505,448)
USD	98,757,739	EUR	86,917,797	Merrill Lynch International	7/18/2025	(161,241)
USD	70,353,368	EUR	61,941,687	State Street Corp.	7/18/2025	(140,923)
USD	33,715,423	INR	2,970,889,431	Barclays Bank PLC	8/07/2025	(1,229,714)
USD	17,338,735	INR	1,519,219,977	Citibank N.A.	8/07/2025	(531,115)
USD	10,873,660	INR	962,482,000	Deutsche Bank AG	8/07/2025	(447,551)
USD	12,742,527	PHP	716,130,000	Barclays Bank PLC	7/31/2025	(50,287)
USD	10,706,195	PHP	613,465,000	Barclays Bank PLC	10/07/2025	(233,983)
						$(6,326,041)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,095	$127,704,375	June – 2025	$353,080
U.S. Treasury Note 10 yr	Long	USD	939	105,373,406	June – 2025	2,307,340
U.S. Treasury Note 5 yr	Long	USD	1,049	114,545,884	June – 2025	2,553,245
U.S. Treasury Ultra Note 10 yr	Long	USD	616	70,676,375	June – 2025	1,277,858
						$6,491,523
Liability Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	194	$23,480,062	June – 2025	$(463,009)
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/29	USD	14,868,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(117,178)	$643,652	$526,474
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Federative Republic of Brazil, 5.625%, 1/07/2041, a BB rated bond. The fund entered into the contract to buy issuer protection.
At April 30, 2025, the fund had cash collateral of $5,810,000 and other liquid securities with an aggregate value of $10,783,304 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
4/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$416,962,674	$—	$416,962,674
Non - U.S. Sovereign Debt	—	4,915,640,295	—	4,915,640,295
U.S. Corporate Bonds	—	15,844,801	—	15,844,801
Foreign Bonds	—	1,322,596,509	—	1,322,596,509
Investment Companies	344,990,320	—	—	344,990,320
Total	$344,990,320	$6,671,044,279	$—	$7,016,034,599
Other Financial Instruments
Futures Contracts – Assets	$6,491,523	$—	$—	$6,491,523
Futures Contracts – Liabilities	(463,009)	—	—	(463,009)
Forward Foreign Currency Exchange Contracts – Assets	—	3,759,674	—	3,759,674
Forward Foreign Currency Exchange Contracts – Liabilities	—	(6,326,041)	—	(6,326,041)
Swap Agreements – Liabilities	—	526,474	—	526,474
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended April 30, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$473,442,204	$1,933,316,188	$2,061,683,023	$(44,167)	$(40,882)	$344,990,320
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$19,031,638	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2025, are as follows:
United States	9.7%
India	5.6%
Mexico	4.7%
Chile	4.3%
Poland	3.6%
Turkey	3.4%
Saudi Arabia	3.2%
United Arab Emirates	3.1%
Dominican Republic	2.7%
Other Countries	59.7%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.